S000027309 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	192 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%	2.67%
Performance Inception Date				Dec. 31, 2009
The Fairholme Focused Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	6.69%	9.28%	7.56%	7.05%
Performance Inception Date				Dec. 31, 2009
The Fairholme Focused Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	8.46%	6.28%	5.40%
Performance Inception Date				Dec. 31, 2009
The Fairholme Focused Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.07%	6.99%	5.49%	4.94%
Performance Inception Date				Dec. 31, 2009